N-4	Dec. 31, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account EQ of Venerable Insurance and Annuity Company
Entity Central Index Key	0000923495
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?
Yes. Each class of the Contract provides for different Withdrawal Charge periods and percentages:
  Accumulator® — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® Contract within 7 years following your last contribution, you will be assessed a Withdrawal Charge of up to 7% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment;
  Accumulator® PlusSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® PlusSM Contract within 8 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment;
  Accumulator® EliteSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® EliteSM Contract within 4 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment; and
  Accumulator® SelectSM — No Withdrawal Charge.
For additional information about charges for surrenders and early withdrawals see “Withdrawal Charge” in “CHARGES AND FEES“ in the Prospectus.

Are there Transaction Charges?
Yes. In addition to Withdrawal Charges, you may also be charged for other transactions (for special requests such as express mail and duplicate Contracts).
For additional information about transaction charges see “Special Service Charges” in “CHARGES AND FEES“ in the Prospectus.

FEES, EXPENSES, AND ADJUSTMENTS(continued)
Are there Ongoing Fees and Expenses?
Yes. Each class of the Contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the Contract, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)(1)	1.30%	1.71%
	Fund fees and expenses(2)	0.54%	1.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	0.65%
(1) Expressed as an annual percentage of daily net assets in each Subaccount. The Base Contract Expense consists of the Mortality and Expense Risk Charge, the Distribution Charge, and the $30 annual Administrative Charge converted into a percentage and rounded up to the nearest one-hundredth of a percent. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The minimum amount above reflects the Base Contract fee for the least expensive Contract class (Accumulator®), while the maximum amount reflects the Base Contract fee for the most expensive Contract class (Accumulator® Select).
(2) Expressed as an annual percentage of daily net assets of the Funds. This range is for the year that ended December 31, 2025, and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no Credits, no loans, and that you do not take withdrawals from the Contract or make any other transactions, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost $1,620	Highest Annual Cost $4,026
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract class and Fund fees and expenses
  No optional benefits
  No sales charges
  No additional contributions, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract class (Accumulator® SelectSM), optional benefits (GMIB and Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 death benefit, and the Earnings Enhancement Benefit (“EEB”)), and Fund fees and expenses
  No sales charges
  No additional contributions, transfers, or withdrawals

	For additional information about ongoing fees and expenses see “FEES AND EXPENSES“ and “CHARGES AND FEES“ in the Prospectus.

Charges for Early Withdrawals [Text Block]
Are there Charges or Adjustments for Early Withdrawals?
Yes. Each class of the Contract provides for different Withdrawal Charge periods and percentages:
  Accumulator® — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® Contract within 7 years following your last contribution, you will be assessed a Withdrawal Charge of up to 7% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment;
  Accumulator® PlusSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® PlusSM Contract within 8 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment;
  Accumulator® EliteSM — If you surrender your Contract, apply Cash Value to a non-life contingent annuity payout option, or withdraw money from the Accumulator® EliteSM Contract within 4 years following your last contribution, you will be assessed a Withdrawal Charge of up to 8% of such contribution. For example, if you make a withdrawal in the first year, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment; and
  Accumulator® SelectSM — No Withdrawal Charge.
For additional information about charges for surrenders and early withdrawals see “Withdrawal Charge” in “CHARGES AND FEES“ in the Prospectus.

Transaction Charges [Text Block]
Are there Transaction Charges?
Yes. In addition to Withdrawal Charges, you may also be charged for other transactions (for special requests such as express mail and duplicate Contracts).
For additional information about transaction charges see “Special Service Charges” in “CHARGES AND FEES“ in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes. Each class of the Contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the Contract, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee
Minimum
Maximum
Base Contract (varies by Contract class)(1)
1.30%
1.71%
Fund fees and expenses(2)
0.54%
1.38%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)
0.25%
0.65%
(1) Expressed as an annual percentage of daily net assets in each Subaccount. The Base Contract Expense consists of the Mortality and Expense Risk Charge, the Distribution Charge, and the $30 annual Administrative Charge converted into a percentage and rounded up to the nearest one-hundredth of a percent. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The minimum amount above reflects the Base Contract fee for the least expensive Contract class (Accumulator®), while the maximum amount reflects the Base Contract fee for the most expensive Contract class (Accumulator® Select).
(2) Expressed as an annual percentage of daily net assets of the Funds. This range is for the year that ended December 31, 2025, and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no Credits, no loans, and that you do not take withdrawals from the Contract or make any other transactions, which could add Withdrawal Charges that substantially increase costs.
Lowest Annual Cost
$1,620
Highest Annual Cost
$4,026
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract class and Fund fees and expenses
  No optional benefits
  No sales charges
  No additional contributions, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract class (Accumulator® SelectSM), optional benefits (GMIB and Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 death benefit, and the Earnings Enhancement Benefit (“EEB”)), and Fund fees and expenses
  No sales charges
  No additional contributions, transfers, or withdrawals
For additional information about ongoing fees and expenses see “FEES AND EXPENSES“ and “CHARGES AND FEES“ in the Prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.71%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.38%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	0.65%
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in each Subaccount. The Base Contract Expense consists of the Mortality and Expense Risk Charge, the Distribution Charge, and the $30 annual Administrative Charge converted into a percentage and rounded up to the nearest one-hundredth of a percent. We calculate the Base Contract fee by dividing the total amount of these charges collected during the last fiscal year by the total average net assets attributable to the Contracts for that year. The minimum amount above reflects the Base Contract fee for the least expensive Contract class (Accumulator®), while the maximum amount reflects the Base Contract fee for the most expensive Contract class (Accumulator® Select).
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets of the Funds. This range is for the year that ended December 31, 2025, and could change from year to year.
Lowest Annual Cost [Dollars]	$ 1,620
Highest Annual Cost [Dollars]	$ 4,026
Risks [Table Text Block]

RISKS
Is there a Risk of Loss from Poor Performance?
Yes. The Contract is subject to the risk of loss. You could lose some or all of your Account Value. For additional information about the risk of loss see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT“ in the Prospectus.

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT“ in the Prospectus

What are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds). Each investment option, including the Guaranteed Interest Option, has its own unique risks. You should review the investment options available under the Contract, including the Fund prospectuses, before making an investment decision.
For additional information about the risks associated with the investment options available under the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “The Guaranteed Interest Option” in “AVAILABLE INVESTMENT OPTIONS“ and “APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT“ in the Prospectus.

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to risks related to the Company. The Company is solely responsible to the Contract Owner for the Contract’s Account Value and the guaranteed benefits. The general obligations, including the Guaranteed Interest Option and any guaranteed benefits under the Contract are supported by our general account and are subject to our claims paying ability. A Contract Owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, is available upon request by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.
For additional information about insurance company risks see “About Our General Account” in “OTHER INFORMATION“ in the Prospectus.

Investment Restrictions [Text Block]
Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations, and transfers to any of the Subaccounts and to limit the number of Subaccounts which you may select. Such rights include, among others, combining any two or more Subaccounts, substituting Funds and transferring Account Value from any Subaccount to another Subaccount. For more information see “Addition, Deletion or Substitution of Subaccounts and Other Changes” in “VENERABLE INSURANCE AND ANNUITY COMPANY AND ITS SEPARATE ACCOUNT EQ” in the Prospectus.
Credits under Accumulator® PlusSM Contracts may be recaptured upon annuitization and death.
There are limits on contributions and transfers into and out of the Guaranteed Interest Option, and restrictions or limitations with the dollar cost averaging programs. See ”OVERVIEW OF THE CONTRACT”, and “TRANSFERS AMONG YOUR INVESTMENT OPTIONS“ in the Prospectus for more information.
For more information see “Separate Account EQ” in “VENERABLE INSURANCE AND ANNUITY COMPANY AND ITS SEPARATE ACCOUNT EQ“ in the Prospectus. For additional information about the investment options, including information regarding volatility management strategies and techniques, see “THE FUNDS“ and “Available Investment Options” in “THE ANNUITY CONTRACT“ in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes. At any time, we have the right to limit or terminate your contributions, allocations, and transfers to any of the Subaccounts. If you have one or more guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the Contract, you may no longer be able to fund your guaranteed benefit(s).

Withdrawals may affect the availability of an optional benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

Loans are permitted under Rollover 403(b) Contracts with employer or plan approval, subject to certain restrictions on loan amounts and other optional benefits.

For additional information about the optional benefits see “DEATH BENEFITS“, “OPTIONAL LIVING BENEFITS“, and “OTHER BENEFITS“ in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit to you if the Contract was purchased through a tax-qualified plan or individual retirement account (“IRA”). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the Contract.
For additional information about tax implications see “FEDERAL TAX CONSIDERATIONS“ in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the Contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this Contract over another investment.
For additional information about compensation to financial professionals see “Distribution of the Contracts” in “OTHER INFORMATION“ in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when owning, surrendering, or making withdrawals from the Contract. Each of the charges and expenses is more fully described in “CHARGES AND FEES.” Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes fees and expenses that you will pay at the time that you surrender the Contract or if you make certain withdrawals or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
Transaction Expenses

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special Services Charges[2]
Express Mail Charge	$90	$90	$90	$90
Wire Transfer Charge	$35	$35	$35	$35
Duplicate Contract Charge	$35	$35	$35	$35
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you elected an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Annual Administrative Charge[1]	$30	$30	$30	$30
Base Contract Expenses (a percentage of daily net assets in the Subaccounts)	1.30%	1.55%	1.65%	1.70%
Optional Benefits Expenses[2]
GMDB charges (as a percentage of the benefit base)[3]
Annual Ratchet to Age 85	0.25%	0.25%	0.25%	0.25%
Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85[4] (Generally, for Contracts issued on or after January 16, 2007)	0.65%	0.65%	0.65%	0.65%
Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85[4] (Generally, for Contracts issued before January 16, 2007)	0.60%	0.60%	0.60%	0.60%
GMIB charge (as a percentage of the benefit base)[3]	0.65%	0.65%	0.65%	0.65%
EEB charge (as a percentage of Account Value)	0.35%	0.35%	0.35%	0.35%
Net Loan Interest Charge (as a percentage of amounts held in the loan reserve account)[5]	2.00%	2.00%	2.00%	2.00%
The next table shows the minimum and maximum total operating expenses charged by the underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document. See “APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT.”

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from Fund assets including management fees, 12b-1 fees, service fees, and other expenses.*	0.54%	1.38%
		[1],[2],[3],[4],[5],[6],[7]
Transaction Expenses [Table Text Block]

	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Special Services Charges[2]
Express Mail Charge	$90	$90	$90	$90
Wire Transfer Charge	$35	$35	$35	$35
Duplicate Contract Charge	$35	$35	$35	$35

Deferred Sales Load, Footnotes [Text Block]
Withdrawal Charge (as a percentage of each contribution)[1]

Withdrawal Charge as a % of each contribution each year following receipt of the contribution
Contract Year	1	2	3	4	5	6	7	8	9+
Accumulator®	7%	7%	6%	6%	5%	3%	1%	0%	0%
Accumulator® PlusSM	8%	8%	7%	7%	6%	5%	4%	3%	0%
Accumulator® EliteSM	8%	7%	6%	5%	0%	0%	0%	0%	0%
Accumulator® SelectSM	None
	Deducted upon surrender, annuitization under a non-life contingent annuity payout option, or a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The Withdrawal Charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates. For each contribution, we consider the Contract Year in which the contribution is received as “year 1.” See “Charges and Fees – Withdrawal Charge” for additional information.	[8]
Other Transaction Fee, Footnotes [Text Block]	The Express Mail Charge is currently $20. The Wire Transfer Charge is currently waived. The Duplicate Contract Charge is currently waived. We may increase these charges up to the maximum shown and/or discontinue the waivers at any time, with or without notice.
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses	Accumulator®	Accumulator® PlusSM	Accumulator® EliteSM	Accumulator® SelectSM
Annual Administrative Charge[1]	$30	$30	$30	$30
Base Contract Expenses (a percentage of daily net assets in the Subaccounts)	1.30%	1.55%	1.65%	1.70%
Optional Benefits Expenses[2]
GMDB charges (as a percentage of the benefit base)[3]
Annual Ratchet to Age 85	0.25%	0.25%	0.25%	0.25%
Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85[4] (Generally, for Contracts issued on or after January 16, 2007)	0.65%	0.65%	0.65%	0.65%
Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85[4] (Generally, for Contracts issued before January 16, 2007)	0.60%	0.60%	0.60%	0.60%
GMIB charge (as a percentage of the benefit base)[3]	0.65%	0.65%	0.65%	0.65%
EEB charge (as a percentage of Account Value)	0.35%	0.35%	0.35%	0.35%
Net Loan Interest Charge (as a percentage of amounts held in the loan reserve account)[5]	2.00%	2.00%	2.00%	2.00%

Administrative Expense, Footnotes [Text Block]	The Annual Administrative Charge is deducted from your Account Value on each Contract Date Anniversary. If the Contract is surrendered or annuitized or a death benefit is paid on any date other than the Contract Date Anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your Account Value on a Contract Date Anniversary is $50,000 or more there is no charge. During the first two Contract Years this charge, if applicable, is equal to the lesser of $30 or 2% of your Account Value. Thereafter, the charge, if applicable, is $30 for each Contract Year.
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each Contract Date Anniversary for which the benefit is in effect. If the Contract is surrendered or annuitized or a death benefit is paid on any date other than the Contract Date Anniversary, we will deduct a pro rata portion of the charge for that year.The benefit base is not an Account Value or Cash Value. If you elected the GMIB and/or the GMDB when you purchased your EFLIC Contract, your initial benefit base was equal to your initial contributions to your EFLIC Contract. For Accumulator® PlusSM Contracts, your initial benefit base did not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or Account Value. See “Death Benefit Options” in “DEATH BENEFITS“ and “Guaranteed Minimum Income Benefit (“GMIB”)” in “OPTIONAL LIVING BENEFITS.“This charge may also be lower based on the state where you purchased your EFLIC Contract. Please see “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” and “APPENDIX F - CONTRACT VARIATIONS” for more information on the charge applicable under your Contract. If applicable, check your Contract for the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 charge that applies to Your Contract.The net loan interest charge is the difference between the rate of interest we charge you for a loan and the rate of interest we credit on the amount in your loan reserve account. In no event will the net loan interest charge exceed 2.00%. See “Loans under Rollover 403(b) Contracts” in “OTHER BENEFITS” for more information on how the loan interest is calculated and for restrictions that may apply.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from Fund assets including management fees, 12b-1 fees, service fees, and other expenses.*	0.54%	1.38%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets including management fees, 12b-1 fees, service fees, and other expenses.
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.54%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.38%
Portfolio Company Expenses, Footnotes [Text Block]	These are the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements. Please note that the Fund fees shown in APPENDIX A are after (net of) any expense reimbursements or fee waiver arrangements.
Surrender Example [Table Text Block]

	If you surrender or annuitize your Contract under a non-life contingent annuity payout option at the end of the applicable time period[1]
	1 year	3 years	5 years	10 years
Accumulator®	$11,427	$19,585	$28,167	$49,137
Accumulator® PlusSM	$12,676	$21,312	$30,341	$51,276
Accumulator® EliteSM	$12,776	$20,602	$24,807	$52,116
Accumulator® SelectSM	$4,826	$14,746	$25,039	$52,533
		[9]
No Surrender Example [Table Text Block]

	If you do not surrender or annuitize your Contract or you annuitize your Contract under a life contingent annuity payout option at the end of the applicable time period
	1 year	3 years	5 years	10 years
Accumulator®	$4,427	$13,585	$23,167	$49,137
Accumulator® PlusSM	$4,676	$14,312	$24,341	$51,276
Accumulator® EliteSM	$4,776	$14,602	$24,807	$52,116
Accumulator® SelectSM	$4,826	$14,746	$25,039	$52,533

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this Prospectus.
Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk of Poor Investment Performance. You should regularly evaluate the Contract’s long-term investment potential and risks. For amounts you allocate to the Subaccounts of the Separate Account:
•	Your values will fluctuate with the markets, interest rates and the performance of the underlying Funds;
•	You assume the risk that your values may decline or not perform to your expectations;
•	Each Fund has various investment risks, and some options are riskier than others;
•	There is no assurance that any of the Funds will achieve its stated investment objective;
•	The particular risks associated with each Fund are detailed in the Fund’s prospectus;
•	You should read each Fund’s prospectus and understand the risks associated with it before allocating Account Value to its corresponding Subaccount; and
•
If you request a full surrender or apply your entire Account Value to a non-life contingent annuity payout option, the applicable Withdrawal Charge percentage will be applied to the total amount of each contribution subject to a Withdrawal Charge, even if your Account Value is less than the sum of your contributions because of poor investment performance and/or fees and charges. The Withdrawal Charge assessed may be greater than the amount that would be assessed if the Withdrawal Charge percentage was applied only to the amount actually surrendered or annuitized.

For amounts you allocate to the Guaranteed Interest Option or Account for Special DCA:
•	Interest rates we declare will change over time to reflect then current market conditions; and
•	You assume the risk that interest rates for the specified periods in the future may be less than current interest rates for the same or similar periods.
You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate given your financial goals, investment time horizon and risk tolerance.
The Contract is Not a Short-Term Investment. The Contract is not appropriate if you need ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. Withdrawal Charges may apply for up to eight years after each contribution. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. The benefits of tax deferral and the optional living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.
Contract Benefit Risk. We may limit or stop accepting contributions and transfers to the Subaccounts which means that you may no longer increase your Account Value and the benefit bases associated with your guaranteed benefits through contributions and transfers. Withdrawals may terminate or significantly reduce the value of your optional benefits.
If you elected the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 enhanced death benefit and you choose to invest in the investment options with a lower Roll-up rate, you will still be subject to the same charge for the benefit that you would be subject to if you invested exclusively in the investment options with a higher Roll-up rate despite receiving a lower Roll-up rate for your investment in the investment options with a lower Roll-up rate. See “Calculating Your Roll-up Benefit Base Following a Transfer” in  ”TRANSFERS AMONG YOUR INVESTMENT OPTIONS.”
Subaccount selection and withdrawals can impact and reduce the death benefits and living benefits available under the Contract. See “BENEFITS AVAILABLE UNDER THE CONTRACT,” and for more details about each benefit, please see the corresponding section in this prospectus.
Insurance Company and Business Continuity Risk. All obligations, guarantees, and benefits of the Contract including those associated with the Guaranteed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.
All businesses are subject to potential business disruption because of, among other things, power outages, weather related events, natural disasters and public health and safety concerns, including those associated with pandemics. To help prepare for these types of events, the Company has adopted a comprehensive approach to planning for possible disruptions to its critical business operations that allows it to quickly react in the event of a crisis or other major event. This approach includes crisis management, business continuity, business impact, disaster recovery and crisis communication elements that are regularly monitored and tested so as to reduce the risk that our business operations are materially disrupted for a significant period of time.
Contract Changes Risk. We reserve the right to:
•
Close or remove subaccounts to future investment and to substitute Subaccounts that are currently available under the Contract. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;

•
Suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information; and

•	Increase current charges for certain living benefits, but not above the guaranteed maximum charges allowed. See “CHARGES AND FEES” and “OPTIONAL LIVING BENEFITS” for more information.
Cybersecurity Risks. Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service attacks on websites, and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.
Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract you own – non-qualified, traditional IRA, Roth IRA or Qualified Contract. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign, or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Withdrawals are generally subject to income tax, and may be subject to an additional tax if taken before age 59½.
Accumulator® PlusSM Contracts. The fees and charges for Accumulator® PlusSM Contracts are higher than for other Accumulator® Contracts and the amount of the Credit may be more than offset by these higher fees and charges. Credits may be recaptured upon annuitization and death. Because the exact dollar amount of the Credits is recaptured in these circumstances, you will retain any gains or losses attributable to the investment experience of the recaptured Credits while they were allocated to your Contract. Withdrawals taken during the first EFLIC Contract Year may limit Credits for additional contributions. We may limit or stop accepting contributions, which means that you may no longer receive additional Credits but you will still be subject to the higher fees and charges for the Accumulator® PlusSM Contract. Additionally, except to the extent they increase your Account Value, Credits are not included when calculating any of your benefit bases under the optional benefits. See “Credits” in “THE ANNUITY CONTRACT“ for more information.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS
The following tables summarize important information about the benefits available under the Contract.
Death Benefits
The following death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge
  Benefit differs based on the Owner’s age on the Contract Date.
  Benefit terminates if the Owner received and accepted an offer to terminate an optional guaranteed death or income benefit.
  Withdrawals could significantly reduce or terminate benefit.

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Annual Ratchet to Age 85
A GMDB that provides a death benefit equal to the greater of (i) total contributions adjusted for withdrawals (including any associated Withdrawal Charges); and (ii) the highest Account Value on any Contract Date Anniversary up to the Contract Date Anniversary following the Owner’s 85th birthday (adjusted for withdrawals (including any associated Withdrawal Charges), and plus any subsequent contributions).
		Optional	0.25% of the benefit base
  Not available for new elections
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85
A GMDB that provides a death benefit equal to the greater of (i) the Annual Ratchet to Age 85 death benefit (described above); and (ii) total contributions adjusted for withdrawals (including any associated Withdrawal Charges) plus a roll-up amount that accrues daily.
		Optional	0.65% of the benefit base
  Not available for new elections
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Earnings Enhancement Benefit	Provides an additional death benefit equal to a percentage of the greater of (i) the Account Value less total net contributions; and (ii) the applicable death benefit less total net contributions.	Optional	0.35% of Account Value		Not available for new elections. Benefit differs based on the Owner’s age on the Contract Date. Withdrawals could significantly reduce or terminate benefit.
Return of Account Value	Provides a death benefit equal to your Account Value.	Optional	No Additional Charge
  Available only to Owners who received and accepted an offer to terminate an optional guaranteed death or income benefit
  If an offer is accepted, all other death benefits terminate, including the Standard Death Benefit.

Living Benefits
The following living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed Minimum Income Benefit (“GMIB”)	Guarantees a minimum amount of fixed income under a life annuity fixed payout option or a life with a period certain annuity payout option.	Optional	0.65% of the benefit base
  Not available for new elections.
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate the benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Other Benefits
These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Dollar Cost Averaging (General DCA, Account for Special DCA, Fixed-Dollar DCA, 12-Month DCA, and Interest Sweep DCA)	Allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select.	Standard	No Charge		Not generally available with Rebalancing. Some DCA programs are restricted to certain Contract classes.
Rebalancing (Option 1 allows rebalancing among the Subaccounts; Option 2 allows rebalancing among the Subaccounts and the Guaranteed Interest Option)	Allows you to periodically reallocate your Account Value among your investment options to maintain your desired investment mix.	Standard	No Charge		Not generally available with DCA

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Automatic Withdrawals (Systematic Withdrawals, Substantially Equal Withdrawals, Lifetime Required Minimum Distribution (“RMD”) Withdrawals, and Dollar for Dollar Withdrawals)	Allows you to take withdrawals of a specific amount on a monthly, quarterly, semi-annual or annual basis.	Standard	No Charge
  Withdrawal Charges and income taxes, including a 10% additional tax before age 59½, may apply to amounts withdrawn.
  Some automatic withdrawal programs are restricted to certain types of Qualified Contracts.
  Automatic withdrawals may not be available with other optional benefits.

Loans	Allows you to take a loan from your Account Value.	Standard	2.00% of the loan reserve account*		Only available under Rollover 403(b) Contracts with employer or plan approval Not available with automatic RMD service Subject to minimum and maximum restrictions
See “APPENDIX C – HYPOTHETICAL ILLUSTRATIONS” for examples that illustrate the changes in Account Value, Cash Value, and the values of the optional benefits for each Contract class.
		[10]
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Standard Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge
  Benefit differs based on the Owner’s age on the Contract Date.
  Benefit terminates if the Owner received and accepted an offer to terminate an optional guaranteed death or income benefit.
  Withdrawals could significantly reduce or terminate benefit.

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Annual Ratchet to Age 85
A GMDB that provides a death benefit equal to the greater of (i) total contributions adjusted for withdrawals (including any associated Withdrawal Charges); and (ii) the highest Account Value on any Contract Date Anniversary up to the Contract Date Anniversary following the Owner’s 85th birthday (adjusted for withdrawals (including any associated Withdrawal Charges), and plus any subsequent contributions).
		Optional	0.25% of the benefit base
  Not available for new elections
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85
A GMDB that provides a death benefit equal to the greater of (i) the Annual Ratchet to Age 85 death benefit (described above); and (ii) total contributions adjusted for withdrawals (including any associated Withdrawal Charges) plus a roll-up amount that accrues daily.
		Optional	0.65% of the benefit base
  Not available for new elections
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Earnings Enhancement Benefit	Provides an additional death benefit equal to a percentage of the greater of (i) the Account Value less total net contributions; and (ii) the applicable death benefit less total net contributions.	Optional	0.35% of Account Value		Not available for new elections. Benefit differs based on the Owner’s age on the Contract Date. Withdrawals could significantly reduce or terminate benefit.
Return of Account Value	Provides a death benefit equal to your Account Value.	Optional	No Additional Charge
  Available only to Owners who received and accepted an offer to terminate an optional guaranteed death or income benefit
  If an offer is accepted, all other death benefits terminate, including the Standard Death Benefit.

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed Minimum Income Benefit (“GMIB”)	Guarantees a minimum amount of fixed income under a life annuity fixed payout option or a life with a period certain annuity payout option.	Optional	0.65% of the benefit base
  Not available for new elections.
  Age restrictions applied.
  Withdrawals could significantly reduce or terminate the benefit.
  Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Dollar Cost Averaging (General DCA, Account for Special DCA, Fixed-Dollar DCA, 12-Month DCA, and Interest Sweep DCA)	Allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select.	Standard	No Charge		Not generally available with Rebalancing. Some DCA programs are restricted to certain Contract classes.
Rebalancing (Option 1 allows rebalancing among the Subaccounts; Option 2 allows rebalancing among the Subaccounts and the Guaranteed Interest Option)	Allows you to periodically reallocate your Account Value among your investment options to maintain your desired investment mix.	Standard	No Charge		Not generally available with DCA

Name of Benefit	Purpose	Standard/Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Automatic Withdrawals (Systematic Withdrawals, Substantially Equal Withdrawals, Lifetime Required Minimum Distribution (“RMD”) Withdrawals, and Dollar for Dollar Withdrawals)	Allows you to take withdrawals of a specific amount on a monthly, quarterly, semi-annual or annual basis.	Standard	No Charge
  Withdrawal Charges and income taxes, including a 10% additional tax before age 59½, may apply to amounts withdrawn.
  Some automatic withdrawal programs are restricted to certain types of Qualified Contracts.
  Automatic withdrawals may not be available with other optional benefits.

Loans	Allows you to take a loan from your Account Value.	Standard	2.00% of the loan reserve account*		Only available under Rollover 403(b) Contracts with employer or plan approval Not available with automatic RMD service Subject to minimum and maximum restrictions

Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each Contract Date Anniversary for which the benefit is in effect. If the Contract is surrendered or annuitized or a death benefit is paid on any date other than the Contract Date Anniversary, we will deduct a pro rata portion of the charge for that year.The benefit base is not an Account Value or Cash Value. If you elected the GMIB and/or the GMDB when you purchased your EFLIC Contract, your initial benefit base was equal to your initial contributions to your EFLIC Contract. For Accumulator® PlusSM Contracts, your initial benefit base did not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or Account Value. See “Death Benefit Options” in “DEATH BENEFITS“ and “Guaranteed Minimum Income Benefit (“GMIB”)” in “OPTIONAL LIVING BENEFITS.“This charge may also be lower based on the state where you purchased your EFLIC Contract. Please see “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” and “APPENDIX F - CONTRACT VARIATIONS” for more information on the charge applicable under your Contract. If applicable, check your Contract for the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 charge that applies to Your Contract.The net loan interest charge is the difference between the rate of interest we charge you for a loan and the rate of interest we credit on the amount in your loan reserve account. In no event will the net loan interest charge exceed 2.00%. See “Loans under Rollover 403(b) Contracts” in “OTHER BENEFITS” for more information on how the loan interest is calculated and for restrictions that may apply.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=92264H1005&doctype=spros. You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.
Open Funds
Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital appreciation.	1290 VT GAMCO Mergers & Acquisitions Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.29%[1]	15.91%	7.70%	5.38%
Seeks to maximize capital appreciation.	1290 VT GAMCO Small Company Value Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.05%	12.82%	11.24%	10.77%
Seeks to achieve long-term capital appreciation.	1290 VT SmartBeta Equity ESG Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AXA Investment Managers US Inc.	Class IB 1.10%	13.95%	10.21%	10.74%
Seeks to achieve long-term capital appreciation.	1290 VT Socially Responsible Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: BlackRock Investment Management, LLC	Class IB 0.90%	17.23%	13.04%	13.38%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/2000 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.84%	9.32%	4.40%	8.33%
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/400 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.85%[1]	3.31%	7.06%	9.21%
Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	EQ/AB Short Duration Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.77%[1]	4.17%	2.11%	1.56%
Seeks to achieve long-term growth of capital.	EQ/AB Small Cap Growth Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.92%	9.21%	3.43%	10.10%
Seeks to achieve long-term capital appreciation.	EQ/Aggressive Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.15%	12.97%	7.79%	9.47%
Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Aggressive Growth Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.01%	12.17%	7.61%	9.04%
Seeks long-term capital appreciation and current income.	EQ/Balanced Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 0.97%	10.05%	4.68%	6.08%
Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/ClearBridge Select Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: ClearBridge Investments, LLC and BlackRock Investment Management, LLC	Class IB 1.06%[1]	7.66%	8.42%	12.21%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 ® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	EQ/Common Stock Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.67%[1]	16.28%	12.50%	13.55%
Seeks to achieve a high level of current income.	EQ/Conservative Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.00%[1]	7.48%	1.74%	3.11%
Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	EQ/Conservative-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.09%	9.06%	3.38%	4.94%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	EQ/Core Bond Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	6.43%	0.35%	1.70%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	EQ/Equity 500 Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.53%[1]	17.23%	13.79%	14.15%
Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Franklin Small Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Franklin Mutual Advisers, LLC and BlackRock Investment Management, LLC	Class IB 1.05%[1]	7.06%	6.11%	8.71%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Global Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Morgan Stanley Investment Management Inc., Invesco Advisers, Inc., and BlackRock Investment Management, LLC.	Class IB 1.08%[1]	19.14%	8.33%	9.47%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	EQ/Intermediate Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	5.54%	0.30%	1.15%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, and BlackRock Investment Management, LLC	Class IB 1.06%	26.12%	7.52%	7.48%
Seeks to achieve a total return (before expenses) that approximates the total return performance of the MSCI EAFE Index.	EQ/International Equity Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.72%[1]	31.46%	9.91%	8.07%
Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Harris Associates L.P. and BlackRock Investment Management, LLC	Class IB 1.04%	26.66%	7.75%	6.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital growth.	EQ/Janus Enterprise Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Janus Henderson Investors US LLC	Class IB 1.04%	8.05%	7.06%	10.61%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management, and BlackRock Investment Management, LLC	Class IB 0.88%	10.88%	12.03%	12.83%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	EQ/Large Cap Growth Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.71%	17.74%	14.51%	17.26%
Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Growth Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Loomis, Sayles & Company, L.P., J.P. Morgan Investment Management Inc., Polen Capital Management, LLC, and BlackRock Investment Management, LLC	Class IB 0.87%	11.06%	11.64%	15.01%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	EQ/Large Cap Value Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.74%	15.04%	10.52%	9.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., Aristotle Capital Management, LLC, and Massachusetts Financial Services Company d/b/a MFS Investment Management	Class IB 0.86%	10.62%	9.69%	9.56%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	EQ/Mid Cap Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.64%[1]	6.80%	8.42%	9.99%
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Mid Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Diamond Hill Capital Management, Inc., Wellington Management Company LLP, and BlackRock Investment Management, LLC	Class IB 0.97%	4.98%	7.62%	8.20%
Seeks to achieve long-term capital appreciation and current income.	EQ/Moderate Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.08%	10.25%	4.14%	5.78%
Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Moderate-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.11%	11.50%	5.88%	7.67%
Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	EQ/Money Market Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Dreyfus, a division of Mellon Investment Corporation	Class IB 0.67%	3.66%	2.79%	1.73%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve high current income consistent with moderate risk to capital.	EQ/Quality Bond PLUS Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and Pacific Investment Management Company LLC	Class IB 0.82%	6.32%	-0.19%	1.31%
Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).	EQ/Small Company Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.63%	12.57%	6.16%	9.44%
Seeks to achieve long-term growth of capital.	Multimanager Technology Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., FIAM LLC, and Wellington Management Company LLP	Class IB 1.23%[1]	25.87%	12.46%	19.41%
		[11]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at . You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com.The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.
Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital appreciation.	1290 VT GAMCO Mergers & Acquisitions Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.29%[1]	15.91%	7.70%	5.38%
Seeks to maximize capital appreciation.	1290 VT GAMCO Small Company Value Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: GAMCO Asset Management, Inc.	Class IB 1.05%	12.82%	11.24%	10.77%
Seeks to achieve long-term capital appreciation.	1290 VT SmartBeta Equity ESG Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AXA Investment Managers US Inc.	Class IB 1.10%	13.95%	10.21%	10.74%
Seeks to achieve long-term capital appreciation.	1290 VT Socially Responsible Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: BlackRock Investment Management, LLC	Class IB 0.90%	17.23%	13.04%	13.38%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/2000 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.84%	9.32%	4.40%	8.33%
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/400 Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and BlackRock Investment Management, LLC	Class IB 0.85%[1]	3.31%	7.06%	9.21%
Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	EQ/AB Short Duration Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.77%[1]	4.17%	2.11%	1.56%
Seeks to achieve long-term growth of capital.	EQ/AB Small Cap Growth Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.92%	9.21%	3.43%	10.10%
Seeks to achieve long-term capital appreciation.	EQ/Aggressive Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.15%	12.97%	7.79%	9.47%
Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Aggressive Growth Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.01%	12.17%	7.61%	9.04%
Seeks long-term capital appreciation and current income.	EQ/Balanced Strategy Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 0.97%	10.05%	4.68%	6.08%
Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/ClearBridge Select Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: ClearBridge Investments, LLC and BlackRock Investment Management, LLC	Class IB 1.06%[1]	7.66%	8.42%	12.21%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 ® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	EQ/Common Stock Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.67%[1]	16.28%	12.50%	13.55%
Seeks to achieve a high level of current income.	EQ/Conservative Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.00%[1]	7.48%	1.74%	3.11%
Seeks to achieve current income and growth of capital, with a greater emphasis on current income.	EQ/Conservative-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.09%	9.06%	3.38%	4.94%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.	EQ/Core Bond Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	6.43%	0.35%	1.70%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.	EQ/Equity 500 Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.53%[1]	17.23%	13.79%	14.15%
Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Franklin Small Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Franklin Mutual Advisers, LLC and BlackRock Investment Management, LLC	Class IB 1.05%[1]	7.06%	6.11%	8.71%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Global Equity Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Morgan Stanley Investment Management Inc., Invesco Advisers, Inc., and BlackRock Investment Management, LLC.	Class IB 1.08%[1]	19.14%	8.33%	9.47%
Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.	EQ/Intermediate Government Bond Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: SSGA Funds Management, Inc.	Class IB 0.62%[1]	5.54%	0.30%	1.15%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, and BlackRock Investment Management, LLC	Class IB 1.06%	26.12%	7.52%	7.48%
Seeks to achieve a total return (before expenses) that approximates the total return performance of the MSCI EAFE Index.	EQ/International Equity Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.72%[1]	31.46%	9.91%	8.07%
Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/International Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Harris Associates L.P. and BlackRock Investment Management, LLC	Class IB 1.04%	26.66%	7.75%	6.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve capital growth.	EQ/Janus Enterprise Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Janus Henderson Investors US LLC	Class IB 1.04%	8.05%	7.06%	10.61%
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Core Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management, and BlackRock Investment Management, LLC	Class IB 0.88%	10.88%	12.03%	12.83%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.	EQ/Large Cap Growth Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.71%	17.74%	14.51%	17.26%
Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Growth Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Loomis, Sayles & Company, L.P., J.P. Morgan Investment Management Inc., Polen Capital Management, LLC, and BlackRock Investment Management, LLC	Class IB 0.87%	11.06%	11.64%	15.01%
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.	EQ/Large Cap Value Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.74%	15.04%	10.52%	9.77%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Large Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., Aristotle Capital Management, LLC, and Massachusetts Financial Services Company d/b/a MFS Investment Management	Class IB 0.86%	10.62%	9.69%	9.56%
Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.	EQ/Mid Cap Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.64%[1]	6.80%	8.42%	9.99%
Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	EQ/Mid Cap Value Managed Volatility Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: Diamond Hill Capital Management, Inc., Wellington Management Company LLP, and BlackRock Investment Management, LLC	Class IB 0.97%	4.98%	7.62%	8.20%
Seeks to achieve long-term capital appreciation and current income.	EQ/Moderate Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.08%	10.25%	4.14%	5.78%
Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	EQ/Moderate-Plus Allocation Portfolio Investment Adviser: Equitable Investment Management Group, LLC	Class IB 1.11%	11.50%	5.88%	7.67%
Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	EQ/Money Market Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: Dreyfus, a division of Mellon Investment Corporation	Class IB 0.67%	3.66%	2.79%	1.73%

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(AS OF 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to achieve high current income consistent with moderate risk to capital.	EQ/Quality Bond PLUS Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P. and Pacific Investment Management Company LLC	Class IB 0.82%	6.32%	-0.19%	1.31%
Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).	EQ/Small Company Index Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Adviser: AllianceBernstein L.P.	Class IB 0.63%	12.57%	6.16%	9.44%
Seeks to achieve long-term growth of capital.	Multimanager Technology Portfolio Investment Adviser: Equitable Investment Management Group, LLC Sub-Advisers: AllianceBernstein L.P., FIAM LLC, and Wellington Management Company LLP	Class IB 1.23%[1]	25.87%	12.46%	19.41%
		[11]
1290 VT GAMCO Mergers & Acquisitions Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
1290 VT GAMCO Small Company Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize capital appreciation.
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
1290 VT SmartBeta Equity ESG Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
1290 VT Socially Responsible Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	1290 VT Socially Responsible Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.38%
EQ/2000 Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P. and BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	8.33%
EQ/400 Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P. and BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	3.31%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.21%
EQ/AB Short Duration Government Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.
Portfolio Company Name [Text Block]	EQ/AB Short Duration Government Bond Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	4.17%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.56%
EQ/AB Small Cap Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital.
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
EQ/Aggressive Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
EQ/Aggressive Growth Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
EQ/Balanced Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	EQ/Balanced Strategy Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
EQ/ClearBridge Select Equity Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC and BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	12.21%
EQ/Common Stock Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000 ® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
Portfolio Company Name [Text Block]	EQ/Common Stock Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.55%
EQ/Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a high level of current income.
Portfolio Company Name [Text Block]	EQ/Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
EQ/Conservative-Plus Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve current income and growth of capital, with a greater emphasis on current income.
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
EQ/Core Bond Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.
Portfolio Company Name [Text Block]	EQ/Core Bond Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
EQ/Equity 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
Portfolio Company Name [Text Block]	EQ/Equity 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
EQ/Franklin Small Cap Value Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC and BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.71%
EQ/Global Equity Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc., Invesco Advisers, Inc., and BlackRock Investment Management, LLC.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
EQ/Intermediate Government Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
EQ/International Core Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Federated Global Investment Management Corp., Massachusetts Financial Services Company d/b/a MFS Investment Management, EARNEST Partners, LLC, and BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
EQ/International Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return (before expenses) that approximates the total return performance of the MSCI EAFE Index.
Portfolio Company Name [Text Block]	EQ/International Equity Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	31.46%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
EQ/International Value Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P. and BlackRock Investment Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
EQ/Janus Enterprise Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital growth.
Portfolio Company Name [Text Block]	EQ/Janus Enterprise Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
EQ/Large Cap Core Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Capital International, Inc., GQG Partners LLC, Vaughan Nelson Investment Management, and BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
EQ/Large Cap Growth Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends at a risk level consistent with the Russell 1000® Growth Index.
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
EQ/Large Cap Growth Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P., J.P. Morgan Investment Management Inc., Polen Capital Management, LLC, and BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
EQ/Large Cap Value Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
EQ/Large Cap Value Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Aristotle Capital Management, LLC, and Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
EQ/Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400 Index.
Portfolio Company Name [Text Block]	EQ/Mid Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EQ/Mid Cap Value Managed Volatility Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Diamond Hill Capital Management, Inc., Wellington Management Company LLP, and BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
EQ/Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	EQ/Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
EQ/Moderate-Plus Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
EQ/Money Market Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.
Portfolio Company Name [Text Block]	EQ/Money Market Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investment Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
EQ/Quality Bond PLUS Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve high current income consistent with moderate risk to capital.
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P. and Pacific Investment Management Company LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
EQ/Small Company Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index (“Russell 2000”).
Portfolio Company Name [Text Block]	EQ/Small Company Index Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Multimanager Technology Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital.
Portfolio Company Name [Text Block]	Multimanager Technology Portfolio
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, and Wellington Management Company LLP
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
Standard Death Benefits [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Benefit differs based on the Owner’s age on the Contract Date.Benefit terminates if the Owner received and accepted an offer to terminate an optional guaranteed death or income benefit.Withdrawals could significantly reduce or terminate benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]
Standard Death Benefit.
There is no additional charge for this death benefit. The Standard Death Benefit equals:
•	Your total contributions, adjusted for any withdrawals (and any associated Withdrawal Charges, if applicable under your Contract).
For Owners (or older joint Owners, if applicable) ages 76 through 85 on the Contract Date (ages 76 through 80 for Accumulator® PlusSM Contracts) the Standard Death Benefit is the only death benefit available and it is equal to your total contributions, adjusted for any withdrawals (and any associated Withdrawal Charges, if applicable under your Contract).
If you elected one of the enhanced death benefits, the death benefit is equal to the greater of:
•	Your Account Value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and information and forms necessary to effect payment; and
•
Your elected enhanced death benefit on the date of the Owner’s (or older joint Owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated Withdrawal Charges, if applicable under your Contract).

In contrast, the benefit base of the Standard Death Benefit is equal to your total contributions, adjusted for any withdrawals (and any associated Withdrawal Charges, if applicable under your Contract). See “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”

GMDB - Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Ratchet to Age 85
Purpose of Benefit [Text Block]	A GMDB that provides a death benefit equal to the greater of (i) total contributions adjusted for withdrawals (including any associated Withdrawal Charges); and (ii) the highest Account Value on any Contract Date Anniversary up to the Contract Date Anniversary following the Owner’s 85th birthday (adjusted for withdrawals (including any associated Withdrawal Charges), and plus any subsequent contributions).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	Not available for new electionsAge restrictions applied.Withdrawals could significantly reduce or terminate benefit.Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.
Name of Benefit [Text Block]	Annual Ratchet to Age 85
Operation of Benefit [Text Block]
Annual Ratchet to Age 85 Death Benefit (“Annual Ratchet DB”).
This enhanced death benefit has an additional charge, which is a percentage of the benefit base. The benefit base is equal to the amount of the Annual Ratchet DB, calculated as described below. Although the amount of this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Enhanced Death Benefit Charges” in “CHARGES AND FEES” for more information.
The Annual Ratchet DB is equal to the greater of:
•	Your total contributions; and
•
Your highest Account Value on any Contract Date Anniversary up to the Contract Date Anniversary following the Owner’s (or older joint Owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

At any time after a withdrawal, your Annual Ratchet DB is equal to the greater of:
•
Your enhanced death benefit immediately following the most recent withdrawal (which will reflect the deduction of the withdrawal and by any associated Withdrawal Charges, if applicable under your Contract) plus any additional contributions made after the date of such withdrawal; and

•
Your highest Account Value on any Contract Date Anniversary after the date of the most recent withdrawal, up to the Contract Date Anniversary following the Owner’s (or older joint Owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Your Annual Ratchet DB is no longer eligible to increase after the Contract Date Anniversary following your 85th (or older joint Owner’s, if applicable) birthday. However, any associated enhanced death benefit will remain in effect, and we will continue to deduct the charge for the benefit. If the Contract Owner subsequently dies while the Contract is still in effect, we will pay a death benefit equal to the greater of the Account Value and the Annual Ratchet DB amount. See “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”
For Contracts with non-natural Owners, the last Contract Date Anniversary an increase could occur is based on the Annuitant’s age.

GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85
Purpose of Benefit [Text Block]	A GMDB that provides a death benefit equal to the greater of (i) the Annual Ratchet to Age 85 death benefit (described above); and (ii) total contributions adjusted for withdrawals (including any associated Withdrawal Charges) plus a roll-up amount that accrues daily.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	Not available for new electionsAge restrictions applied.Withdrawals could significantly reduce or terminate benefit.Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.
Name of Benefit [Text Block]	Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85
Operation of Benefit [Text Block]
Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 Enhanced Death Benefit.
This enhanced death benefit was available with or without the GMIB and has an additional charge, which is a percentage of the benefit base. The benefit base is equal to the amount of the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 Enhanced Death Benefit, calculated as described below. Although the amount of this enhanced death benefit will no longer increase after age 85, we will continue to deduct this charge as long as your enhanced death benefit is in effect. See “Enhanced Death Benefit Charges” in “CHARGES AND FEES” for more information.
The Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 Enhanced Death Benefit is equal to the greater of:
•	The Annual Ratchet DB, calculated as described above, and
•	The 6% Roll-up to Age 85 Death Benefit (the “GMDB Roll-up Benefit Base”), which is equal to:
○	Your total contributions; plus
○	A daily roll-up at an effective annual rate described below; less
○	A deduction that reflects any withdrawals you make (including any applicable Withdrawal Charges).
The effective annual Roll-up rate for the Roll-up Benefit Base under the 6% Roll-up to Age 85 Death Benefit is:
•
6% with respect to the Subaccounts (including amounts allocated to the Account for Special DCA under Accumulator® and Accumulator® EliteSM Contracts but excluding all other amounts allocated to the EQ/Money Market and EQ/Intermediate Government Bond Subaccounts). We refer to these as the “Higher Roll-up Rate Options;” and

•
3% with respect to the EQ/Money Market and EQ/Intermediate Government Bond Subaccounts, the Guaranteed Interest Option, and the loan reserve account under Rollover 403(b) Contracts (if applicable). We refer to these as the “Lower Roll-up Rate Options.” An allocation to any investment option that rolls up at 3% will effectively reduce the growth rate of your benefit base. For more information, see “Calculating Your Roll-up Benefit Base Following a Transfer” in “TRANSFERS AMONG YOUR INVESTMENT OPTIONS.”

In Washington a different effective annual Roll-up rate applies to this GMDB. See “APPENDIX E– STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.”
The Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 enhanced death benefit stops rolling up on the Contract Date Anniversary following the Owner’s (or older joint Owner’s, if applicable) 85th birthday. For Contracts with non-natural Owners, the Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 enhanced death benefit stops rolling up on the Contract Date Anniversary following the Annuitant’s 85th birthday. However, even after the Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 enhanced death benefit stops rolling up, any associated GMDB will remain in effect, and we will continue to deduct the charge for the enhanced death benefit. If the Contract Owner subsequently dies while the Contract is still in effect, we will pay a death benefit equal to the greater of the Account Value and the Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 enhanced death benefit amount.
Please see “Calculating Your Roll-up Benefit Amount Following a Transfer” in “TRANSFERS AMONG YOUR INVESTMENT OPTIONS” for more information about how we calculate the roll-up when you transfer Account Values between investment options with a higher Roll-up rate and investment options with a lower Roll-up rate. See also “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”

Earnings Enhancement Benefit (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Enhancement Benefit
Purpose of Benefit [Text Block]	Provides an additional death benefit equal to a percentage of the greater of (i) the Account Value less total net contributions; and (ii) the applicable death benefit less total net contributions.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	Not available for new elections.Benefit differs based on the Owner’s age on the Contract Date.Withdrawals could significantly reduce or terminate benefit.
Name of Benefit [Text Block]	Earnings Enhancement Benefit
Operation of Benefit [Text Block]
Earnings Enhancement Benefit (“EEB”)
Subject to state and Contract availability (see “APPENDIX E–- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” for state availability of these benefits), you may have elected the EEB at the time you purchased your EFLIC Contract. The current charge for this benefit is 0.35% of your Account Value. The EEB provides an additional death benefit as described below. See “FEDERAL TAX CONSIDERATIONS” for the potential tax consequences of the EEB in a Nonqualified, IRA or Rollover 403(b) Contract. You may not voluntarily terminate the EEB.
If you elected the EEB and change ownership of the Contract, generally this benefit automatically terminates, except under certain circumstances. See “Transfers of Ownership and Collateral Assignments” in “OTHER INFORMATION” for more information. This benefit will also terminate if your Contract terminates for any reason. See “Termination of Your Contract” in “THE ANNUITY CONTRACT.”
If the Owner (or older joint Owner, if applicable) is 70 or younger on the Contract Date (or if the spouse beneficiary or younger spouse joint Owner is 70 or younger when he or she becomes the successor Owner and the EEB had been elected), the additional death benefit will be 40% of:
The greater of:
•	The Account Value; or
•	Any applicable death benefit;
Decreased by:
•	Total net contributions.
For purposes of calculating your EEB, “total net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint Owner not continued the Contract plus any additional contributions) adjusted for each withdrawal that exceeds your EEB earnings.
EEB earnings are equal to:
•
The greater of the Account Value and the death benefit (i.e., the greater of the Account Value as of the date we receive satisfactory proof of death or any applicable GMDB as of the date of death) immediately prior to the withdrawal; minus

•	The net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM Contracts, Credit amounts are not included in “net contributions”).
For Accumulator® PlusSM Contracts, for purposes of calculating your EEB, if any contributions are made in the one-year period prior to death of the Owner (or older joint Owner, if applicable), the Account Value will not include any Credits applied in the one-year period prior to death.
If the Owner (or older joint Owner, if applicable) is age 71 through 75 on the Contract Date (or if the spouse beneficiary or younger spouse joint Owner is between the ages of 71 and 75 when he or she becomes the successor Owner and the EEB had been elected), the additional death benefit will be 25% of:
The greater of:
•	The Account Value; or
•	Any applicable death benefit;
Decreased by:
•	Total net contributions.
The value of the EEB is frozen on the first Contract Date Anniversary after the Owner (or older joint Owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current Account Value that is being withdrawn and we reduce the benefit by that percentage. For example, if the Account Value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Account Value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 ×.40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).
For an example of how the EEB is calculated, please see “APPENDIX D - EARNINGS ENHANCEMENT BENEFIT EXAMPLE.”
Although the value of your EEB will no longer increase after age 80, we will continue to deduct the charge for this benefit as long as it remains in effect.
For Contracts continued under spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned Contracts), the Account Value will be increased by the value of the EEB as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the Contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the EEB) in a lump sum. See “Spousal Continuation” in “DEATH BENEFITS” for more information.

Return of Account Value [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Account Value
Purpose of Benefit [Text Block]	Provides a death benefit equal to your Account Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Available only to Owners who received and accepted an offer to terminate an optional guaranteed death or income benefitIf an offer is accepted, all other death benefits terminate, including the Standard Death Benefit.
Name of Benefit [Text Block]	Return of Account Value
Operation of Benefit [Text Block]
Return of Account Value Death Benefit
If you received and accepted an offer to terminate a guaranteed benefit, you no longer have the Standard Death Benefit or one of the enhanced death benefits available for an additional charge. Your previous death benefit has been replaced with the Return of Account Value death benefit. There is no additional charge for this death benefit. See “Guaranteed Benefit Offers” in “OPTIONAL LIVING BENEFITS” for more information.
The Return of Account Value death benefit generally equals your Account Value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and information and forms necessary to effect payment.

Guaranteed Minimum Income Benefit (GMIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit (“GMIB”)
Purpose of Benefit [Text Block]	Guarantees a minimum amount of fixed income under a life annuity fixed payout option or a life with a period certain annuity payout option.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Brief Restrictions / Limitations [Text Block]	Not available for new elections.Age restrictions applied.Withdrawals could significantly reduce or terminate the benefit.Credits under Accumulator® PlusSM Contracts are excluded from the calculation of the benefit base except to the extent the benefit base reflects increases in Account Value.
Name of Benefit [Text Block]	Guaranteed Minimum Income Benefit (“GMIB”)
Operation of Benefit [Text Block]
Guaranteed Minimum Income Benefit (“GMIB”)
The GMIB was only available for election at issuance of the EFLIC Contract if the Owner was age 20 through 75 at the time the EFLIC Contract was issued. If the Contract is jointly owned, the GMIB will be calculated on the basis of the older Owner’s age. There is an additional charge for the GMIB which is a percentage of the benefit base and described under “GMIB Charge” in “CHARGES AND FEES.” The benefit includes the ability to reset your GMIB benefit base on each Contract Date Anniversary until the Contract Date Anniversary following age 75. See “Roll-up Benefit Base Reset” in “DEATH BENEFITS” for more information.
GMIB Benefit Base. The GMIB benefit base is used to calculate the GMIB. The GMIB benefit base will be calculated as described below in this section whether the GMIB is elected individually or in combination with an optional enhanced death benefit. Your GMIB benefit base is not an Account Value or a Cash Value.
Your GMIB benefit base is equal to the greater of:
•	The benefit base computed for the Annual Ratchet DB. This benefit base is calculated as described in “Annual Ratchet to Age 85 Death Benefit (“Annual Ratchet DB”)” in “DEATH BENEFITS,” and
•
The benefit base computed for the GMIB Roll-up Benefit Base. This benefit base is calculated as described in “Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 Enhanced Death Benefit” in “DEATH BENEFITS.”

The GMIB benefit base is calculated separately from the Annual Ratchet DB and the Greater of 6% Roll-up to Age 85 or the Annual Ratchet to Age 85 Enhanced Death Benefit. The GMIB benefit base calculation is mathematically identical to the death benefit calculations referenced above but the calculation is independent of any death benefit election and calculation. If the GMIB is exercised, the GMIB benefit base is reduced by any applicable Withdrawal Charge.
The GMIB Roll-up Benefit Base May Also Be Eligible for Resets. Once you have reset your Roll-up Benefit Base, a new waiting period to exercise the GMIB will apply from the date of the reset. You may not exercise the GMIB until the tenth Contract Date Anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset but not later than the Contract Date Anniversary following age 85. Also note that in almost all cases, resetting your Roll-up Benefit Base will lengthen the exercise waiting period. See “Exercise Rules” below for more information about the new waiting period. See “Roll-up Benefit Base Reset” in “DEATH BENEFITS” for more information.
If you purchased the EFLIC Contract as an Inherited IRA, the GMIB was not available. If you are using the Contract to fund a charitable remainder trust (for Accumulator® and Accumulator® EliteSM Contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your GMIB. See “Owner and Annuitant Requirements” in “THE ANNUITY CONTRACT” and “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS” for more information.
If you elected the GMIB option and change ownership of the Contract, this benefit automatically terminates, except under certain circumstances. See “Transfers of Ownership and Collateral Assignments” in “OTHER INFORMATION” for more information. This benefit provides a minimum guarantee that may never come into effect.
The GMIB guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain annuity payout option. You choose which of these annuity payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your GMIB. The maximum period certain available under the life with a period certain annuity payout option is 10 years. This period may be shorter, depending on the Owner’s age (or younger joint Owner’s age), as follows:

Level Payments
Owner’s age at exercise	Period certain years
	IRAs	Nonqualified
75 and younger	10	10
76	9	10
77	8	10
78	7	10
79	7	10
80	7	10
81	7	9
82	7	8
83	7	7
84	6	6
85	5	5
We may also make other forms of annuity payout options available. For a description of annuity payout options, see “Fixed Annuity Payout Options” in “ANNUITY OPTIONS.”
When you exercise the GMIB, the annual lifetime income that you will receive under a fixed annuity payout option will be the greater of:
•	Your GMIB which is calculated by applying your GMIB base, less any applicable Withdrawal Charge remaining (if applicable under your Contract), to GMIB guaranteed annuity purchase factors; or
•	The income provided by applying your Account Value to our then current annuity purchase factors or base Contract guaranteed annuity purchase factors.
For Rollover 403(b) Contracts only, we will subtract from the GMIB benefit base or Account Value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative.
If you elect monthly or quarterly payments, the aggregate payments you receive in a Contract Year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your Contract and not to any other guaranteed or current annuity purchase rates. Your Account Value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.
When you elect to receive annual lifetime income, your Contract’s other benefits (including its death benefit and any account or Cash Values) will terminate and you will receive a supplemental contract for the annuity payout option you elect. For a discussion of when your payments will begin and end, see “Exercise of GMIB” in “OPTIONAL LIVING BENEFITS.”
Before you elect the GMIB, you should consider the fact that the GMIB provides a form of insurance and is based on conservative actuarial factors. For certain Contracts, the guaranteed annuity purchase factors we use to determine your annuity payout benefit under the GMIB are more conservative than the guaranteed annuity purchase factors we use for our standard annuity payout options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the GMIB payout annuity will be smaller than each periodic payment under our standard annuity payout options. Therefore, even if your Account Value is less than your benefit base, you may generate more income by applying your Account Value to current annuity purchase factors. We will make this comparison for you upon request.
GMIB Annuity Purchase Factors. Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base Contract annuity payout options. GMIB annuity purchase factors are based on the Owner’s (and any younger joint Owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base Contract annuity purchase factors. Base Contract annuity payout options are discussed under “Fixed Annuity Payout Options” in “ANNUITY OPTIONS” in this Prospectus. Base Contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the Owner’s (and any joint Owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your Contract.
GMIB “No Lapse Guarantee.” In general, if your Account Value falls to zero, the GMIB will be exercised automatically, based on the Owner’s (or older joint Owner’s, if applicable) current age and benefit base, as follows:
•
You will be issued a supplemental contract based on a single life with a maximum 10 year period certain. Unless another frequency has been selected, payments will be made annually starting one year from the exercise date. Upon exercise, your Contract’s other benefits (including the GMDB, any other guaranteed benefits and any account or Cash Values) will terminate; and

•	You will have 30 days from when we notify you to change the annuity payout option and/or the payment frequency.
The no lapse guarantee will terminate on the Contract Date Anniversary following the Owner (or older joint Owner, if applicable) reaching age 85.
Illustrations of the GMIB. Assuming the GMIB Roll-up Benefit Base, the table below illustrates the GMIB amounts per $100,000 of initial contribution, for a male Owner age 60 (on the Contract Date) on the Contract Date Anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover 403(b) Contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond, EQ/Money Market, the Guaranteed Interest Option, or the loan reserve account under Rollover 403(b) Contracts.

Contract Date Anniversary at exercise	GMIB Benefit Base	GMIB — annual income payable for life
10	$179,085	$11,891
15	$239,656	$18,597
Exercise of the GMIB. On each Contract Date Anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice. The notice will illustrate how much income could be provided as of the Contract Date Anniversary. You must notify us within 30 days following the Contract Date Anniversary if you want to exercise the GMIB.
We deduct guaranteed benefit and Annual Administrative Charges from your Account Value on your Contract Date Anniversary, and you can only exercise the GMIB, if eligible, during the 30 day period following your Contract Date Anniversary. Therefore, if your Account Value is not sufficient to pay fees on your next Contract Date Anniversary, your Contract will terminate and you will not have an opportunity to exercise your GMIB unless the no lapse guarantee provision under your Contract is still in effect. See “Effect of Your Account Value Falling to Zero” in “THE ANNUITY CONTRACT” section of this Prospectus for more information.
You must provide your exercise request to us, along with all required information, within 30 days following your Contract Date Anniversary in order to exercise this benefit. Upon exercising the GMIB, any GMDB you elected will terminate without value. Upon exercise of the GMIB, the Owner (or older joint Owner, if applicable) will become the Annuitant, and the Contract will be annuitized on the basis of the Owner’s life. Unless another frequency has been selected, you will begin receiving annual payments one year after the supplemental annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the supplemental annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. Payments end with the last payment before the Annuitant’s (or joint Annuitant’s, if applicable) death or, if later, the end of the period certain (where the annuity payout option chosen includes a period certain).
Exercise Rules. The latest date you may exercise the GMIB is the 30th day following the Contract Date Anniversary following your 85th birthday. Eligibility to exercise the GMIB is based on the Owner’s (or older joint Owner’s, if applicable) age. The initial waiting period is as follows:
•
If you were at least age 20 and no older than age 44 on the Contract Date, the initial waiting period is 15 years, and you are eligible to exercise the GMIB within 30 days following each Contract Date Anniversary beginning with the 15th Contract Date Anniversary;

•
If you were at least age 45 and no older than age 49 on the Contract Date, the initial waiting period runs until you reach age 60, and you are eligible to exercise the GMIB within 30 days following each Contract Date Anniversary after age 60; and

•
If you were at least age 50 and no older than age 75 on the Contract Date, the initial waiting period is 10 years, and you are eligible to exercise the GMIB within 30 days following each Contract Date Anniversary beginning with the 10th Contract Date Anniversary.

If you choose to reset your Roll-up Benefit Base (as described in “Roll-up Benefit Base Reset” in “DEATH BENEFITS”), a new waiting period to exercise the GMIB will apply from the date of the reset. Depending on whether your Contract has annual or five year resets, each time you reset the Roll-up Benefit Base, you will not be eligible to exercise the GMIB until the next Contract Date Anniversary after the reset or until the later of (i) the fifth Contract Date Anniversary following the reset, or (ii) the earliest date you would have been permitted to exercise the GMIB without regard to the reset (as set forth in the bullet list above). However, if your 75th birthday occurs before the new waiting period has ended, you will be eligible to exercise the GMIB on the Contract Date Anniversary following your 75th birthday. See “APPENDIX F - CONTRACT VARIATIONS” for information on the reset feature available under your Contract.
To exercise the GMIB:
•	We must receive your notification in writing within 30 days following any Contract Date Anniversary on which you are eligible; and
•
Your Account Value must be greater than zero on the exercise date. See “Effect of Your Account Value Falling to Zero” in “THE ANNUITY CONTRACT” section of this Prospectus for more information about the impact of insufficient Account Value on your ability to exercise the GMIB.

Please note:
•
If you were age 75 on the Contract Date or the Roll-up Benefit Base was reset, the only time you may exercise the GMIB is within 30 days following the Contract Date Anniversary following your attainment of age 85;

•
For Qualified Contracts, unless the GMIB is automatically exercised because of the no lapse guarantee, with plan trustee approval the plan participant may exercise the GMIB only within 30 days following the Contract Date Anniversary. GMIB payments will generally be made to the plan trustee;

•
For Rollover 403(b) Contracts, unless the GMIB is automatically exercised because of the no lapse guarantee, if you are eligible for a distribution from the 403(b) plan you may exercise the GMIB only within 30 days following the Contract Date Anniversary;

•
If you reset the Roll-up Benefit Base (as described earlier), your new exercise date will be the tenth Contract Date Anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-up Benefit Base will lengthen the waiting period;

•
A spouse beneficiary or younger spouse joint Owner under spousal continuation may only continue the GMIB if the Contract is not past the last date on which the original Owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint Owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint Owner’s age on the date of the Owner’s death replaces the Owner’s age on the Contract Date for purposes of determining the availability of the benefit and which of the exercise rules applies. The original Contract Date will continue to apply for purposes of the exercise rules;

•	If the Contract is jointly owned and not an IRA Contract, you can elect to have the GMIB paid either as a joint life benefit, or as a single life benefit, paid on the basis of the older Owner’s age;
•
If the Contract is an IRA Contract, you can elect to have the GMIB paid either as a joint life benefit, but only if the joint Annuitant is your spouse, or as a single life benefit, paid on the basis of the Annuitant’s age; and

•
If the Contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the Annuitant’s age (or older joint Annuitant’s age, if applicable), rather than the Owner’s.

See “Effect of the Owner’s Death” under “DEATH BENEFITS” for more information.
If your Account Value is insufficient to pay applicable charges when due, your Contract may terminate, which could cause you to lose your GMIB. For more information, please see ‘‘Effect of Your Account Value Falling to Zero” in “THE ANNUITY CONTRACT” and the section entitled ‘‘CHARGES AND FEES’’ for more information.
For information about the impact of withdrawals on the GMIB and any other guaranteed benefits you may have elected, please see ‘‘How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”
Terminating the GMIB After Issue. Except for certain ownership changes, the GMIB may not be terminated after issuance of the EFLIC Contract. See “THE ANNUITY CONTRACT” – “Change of Contract Owner”.

Dollar Cost Averaging (DCA) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (General DCA, Account for Special DCA, Fixed-Dollar DCA, 12-Month DCA, and Interest Sweep DCA)
Purpose of Benefit [Text Block]	Allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not generally available with Rebalancing.Some DCA programs are restricted to certain Contract classes.
Name of Benefit [Text Block]	Dollar Cost Averaging (General DCA, Account for Special DCA, Fixed-Dollar DCA, 12-Month DCA, and Interest Sweep DCA)
Operation of Benefit [Text Block]
Dollar Cost Averaging (“DCA”)
We offer a variety of DCA programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the Subaccounts will cause you to purchase more Units if the Unit value is low and fewer Units if the Unit value is high. Therefore, you may get a lower average cost per Unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the Guaranteed Interest Option through a DCA program.
You may not participate in any DCA program if you are participating in the Option II Rebalancing Program. Under the Option I Rebalancing Program, you may participate in any of the DCA programs except General DCA. You may only participate in one DCA program at a time. Also, for information on how the DCA program you select may affect certain guaranteed benefits, see “Calculating your Roll-up Benefit Base Following a Transfer” in “TRANSFERS AMONG YOUR INVESTMENT OPTIONS” and “Death Benefit Options” in “DEATH BENEFITS.”
We do not deduct a transfer charge for any transfer made in connection with our DCA programs. Not all DCA programs are available in all states. See “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” for more information on state availability.
For information about DCA programs available for new contributions, see “Allocating Contributions Among the Available Investment Options” in “THE ANNUITY CONTRACT.”
General DCA Program. If your value in the Subaccount that invests in the EQ/Money Market Fund is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the other available Subaccounts. Please see “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” for more information on state availability or certain restrictions in your state.
You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the Contract Date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the Subaccount that invests in the EQ/Money Market Fund have been transferred out. The minimum amount that we will transfer each time is $250.
If, on any transfer date, your value in the Subaccount that invests in the EQ/Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The General DCA Program will then end. You may change the transfer amount once each Contract Year or cancel this program at any time.
We may, at any time, exercise our right to terminate transfers to any of the Subaccounts and to limit the number of Subaccounts which you may elect.
Account for Special DCA. The Account for Special DCA is only available to Accumulator® and Accumulator® EliteSM Contract Owners. Under this program, you may choose to allocate all or a portion of any eligible contribution to the Account for Special DCA. Contributions into the Account for Special DCA may not be transfers from other investment options. Your initial allocation to any Account for Special DCA time period must be at least $2,000 and any additional contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as “enhanced rate dollar cost averaging.”
You may have your value in the Account for Special DCA transferred to any of the Subaccounts available under your Contract. We will transfer amounts from the Account for Special DCA into the Subaccounts over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact us. Contribution(s) made to an Account for Special DCA will be credited with the then current interest rate on the date the contribution is received by the Company for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the Subaccounts, or, if you wish, we will continue to use the selection that you have previously made. Currently, your value in the Account for Special DCA will be transferred from the Account for Special DCA into the Subaccounts on a monthly basis. We may offer this program in the future with transfers on a different basis.
We will transfer all amounts out of the Account for Special DCA by the end of the chosen time period. The transfer date will be the same day of the month as the Contract Date, but not later than the 28th day of the month. The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Account for Special DCA, but not later than the 28th day of the month. If the transfer date is later than the 28th day of the month, then the transfer date will be the 28th day of the month.
If you choose to allocate only a portion of an eligible contribution to the Account for Special DCA, the remaining balance of that contribution will be allocated to the Subaccounts and/or Guaranteed Interest Option according to your instructions.
The only transfers that will be made from the Account for Special DCA are your regularly scheduled transfers to the Subaccounts. No amounts may be transferred from the Account for Special DCA to the Guaranteed Interest Option. If you request to transfer or withdraw any other amounts from the Account for Special DCA, we will transfer all of the value that you have remaining in the Account for Special DCA to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time. We may, at any time, exercise our right to terminate transfers to any of the Subaccounts and to limit the number of Subaccounts which you may elect.
Fixed-Dollar DCA Program. Under this program you may elect to have a fixed-dollar amount transferred out of the Guaranteed Interest Option and into the Subaccounts of your choice. Transfers may be made on a monthly, quarterly, or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the Guaranteed Interest Option have been transferred out.
In order to elect the Fixed-Dollar DCA program, you must have a minimum of $5,000 in the Guaranteed Interest Option on the date we receive your election form. The transfer date will be the same calendar day of the month as the Contract Date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the Account for Special DCA that is available for additional contributions (available in Accumulator® and Accumulator® EliteSM Contracts only), the Fixed-Dollar DCA program does not offer enhanced rates. Also, this program is subject to the Guaranteed Interest Option transfer limitations described above. While the program is running, any transfer that exceeds those limitations will cause the program to end for that Contract Year. You will be notified. You must send in a request form to resume the program in the next or subsequent Contract Years.
If, on any transfer date, your value in the Guaranteed Interest Option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each Contract Year or cancel this program at any time. We may, at any time, exercise our right to terminate transfers to any of the Subaccounts and to limit the number of Subaccounts which you may elect.
12 Month DCA Program. The 12 month dollar cost averaging program is only available to Accumulator SelectSM Contract Owners. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month DCA Program at any time subject to any limitations on additional contributions. Contributions into the account for 12 Month DCA may not be transfers from other investment options. An initial contribution to be allocated to any new 12 Month DCA Program must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the 12 Month DCA Program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.
Under the 12 Month DCA Program, the transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution to that 12 Month DCA Program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the Base Contract Expense from assets in the EQ/Money Market option.
You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 Month DCA Program. The only amounts that may be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 Month DCA Program to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.
Interest Sweep DCA Program. Under this program, you may elect to have monthly transfers from amounts in the Guaranteed Interest Option into the Subaccounts of your choice. The transfer date will be the last Business Day of the month. The amount we will transfer will be the interest credited to amounts you have in the Guaranteed Interest Option from the last Business Day of the prior month to the last Business Day of the current month. You must have at least $7,500 in the Guaranteed Interest Option on the date we receive your election. We will automatically cancel the Interest Sweep DCA program if the amount in the Guaranteed Interest Option is less than $7,500 on the last day of the month for two months in a row. For the Interest Sweep DCA program, the first monthly transfer will occur on the last Business Day of the month following the month that we receive your election form. We may, at any time, exercise our right to terminate transfers to any of the Subaccounts and to limit the number of Subaccounts which you may elect.

Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing (Option 1 allows rebalancing among the Subaccounts; Option 2 allows rebalancing among the Subaccounts and the Guaranteed Interest Option)
Purpose of Benefit [Text Block]	Allows you to periodically reallocate your Account Value among your investment options to maintain your desired investment mix.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not generally available with DCA
Name of Benefit [Text Block]	Rebalancing (Option 1 allows rebalancing among the Subaccounts; Option 2 allows rebalancing among the Subaccounts and the Guaranteed Interest Option)
Operation of Benefit [Text Block]
Automatic Rebalancing
We currently offer two automatic rebalancing programs that you can use to reallocate your Account Value among your investment options. Under Option I you can rebalance your Account Value among the Subaccounts. Under Option II you can rebalance among the Subaccounts and the Guaranteed Interest Option.
To enroll in one of our automatic rebalancing programs, you must notify us in writing or through the Venerable client portal and tell us:
•	The percentage you want invested in each investment option (whole percentages only), and
•	How often you want the rebalancing to occur (quarterly, semiannually, or annually on a Contract Year basis).
Unless requested otherwise, automatic rebalancing will occur on the same day of the month as the Contract Date. If a Contract is established after the 28th, automatic rebalancing will occur on the first Business Day of the month following the Contract Date. If you elect quarterly automatic rebalancing, the rebalancing in the last quarter of the Contract Year will occur on the Contract Date Anniversary.
You may elect or terminate the automatic rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the automatic rebalancing program, it will remain in effect until you instruct us to terminate the program. Additionally, the automatic rebalancing program will terminate if you request an investment option transfer separate from those made through the automatic rebalancing program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to us. Termination requests can be made online through the Venerable client portal. See “How to reach us” in “The Company.” There is no charge for the rebalancing feature.
Automatic Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the automatic rebalancing program with your financial professional before electing to participate in the program.
While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your Account Value that you specify is invested in each option at the end of each rebalancing date. At any time, however, we may exercise our right to terminate transfers to any of the Subaccounts and to limit the number of Subaccounts which you may elect.
If you select Option II, you will be subject to our rules regarding transfers from the Guaranteed Interest Option to the Subaccounts. These rules are described above. Under Option II, a transfer into or out of the Guaranteed Interest Option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.
You may not elect Option I if you are participating in the General DCA program. You may not elect Option II if you are participating in any DCA program.

Automatic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawals (Systematic Withdrawals, Substantially Equal Withdrawals, Lifetime Required Minimum Distribution (“RMD”) Withdrawals, and Dollar for Dollar Withdrawals)
Purpose of Benefit [Text Block]	Allows you to take withdrawals of a specific amount on a monthly, quarterly, semi-annual or annual basis.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Withdrawal Charges and income taxes, including a 10% additional tax before age 59½, may apply to amounts withdrawn.Some automatic withdrawal programs are restricted to certain types of Qualified Contracts.Automatic withdrawals may not be available with other optional benefits.
Name of Benefit [Text Block]	Automatic Withdrawals (Systematic Withdrawals, Substantially Equal Withdrawals, Lifetime Required Minimum Distribution (“RMD”) Withdrawals, and Dollar for Dollar Withdrawals)
Operation of Benefit [Text Block]
Systematic Withdrawals (All Contracts except Inherited IRA and Qualified Contracts)
You may elect to take systematic withdrawals at any time. You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Account Value. (Rollover 403(b) Contracts may have restrictions and employer or plan approval is required.)
You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Account Value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.
If the Withdrawal Charges on your Contract have expired, you may elect a systematic withdrawal option in excess of the Account Value percentages described above, up to 100% of your Account Value. However, if you elect a systematic withdrawal option in excess of these limits, and make an additional contribution to your Contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that Withdrawal Charges do not apply to Accumulator® SelectSM Contracts.
If you have guaranteed benefits based on a Roll-up Benefit Base and your aggregate systematic withdrawals during any Contract Year exceed your Roll-up rate multiplied by your guaranteed benefit base as of your most recent Contract Date Anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”
If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:
•	You must select a date that is more than three calendar days prior to your Contract Date Anniversary; and
•	You cannot select the 29th, 30th or 31st.
If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above.
You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each Contract Year. However, you may not change the amount or percentage in any Contract Year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.
For all Contracts except Accumulator® SelectSM, systematic withdrawals are not subject to a Withdrawal Charge, except to the extent that, when added to a partial withdrawal previously taken in the same Contract Year, the systematic withdrawal exceeds the 10% free withdrawal amount.
If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.
Substantially Equal Withdrawals (Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA Contracts)
You may elect to take substantially equal withdrawals at any time before age 59½. We offer our ‘‘substantially equal withdrawals option’’ to allow you to receive distributions from your Account Value without triggering the 10% additional federal income tax, which normally applies to distributions made before age 59½. See ‘‘FEDERAL TAX CONSIDERATIONS’’. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a Withdrawal Charge may apply (if applicable under your Contract). Once you begin to take substantially equal withdrawals, you should not:
•	Stop them;
•
Change the pattern of your withdrawals (e.g., take an additional partial withdrawal) because you could become liable for the 10% additional federal tax that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the tax; or

•	Contribute any more to the Contract until after the later of age 59½ or five full years after the first withdrawal.
If you have guaranteed benefits based on a Roll-up Benefit Base and your aggregate substantially equal withdrawals during any Contract Year exceed your Roll-up rate multiplied by your guaranteed benefit base as of your most recent Contract Date Anniversary, your benefit base will be reduced on a pro rata basis and could result in a benefit base reduction that is greater than the withdrawal amount. See “How Withdrawals Affect your GMIB and GMDB” in “WITHDRAWALS.”
In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.
We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your Contract Date Anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the Contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the Contract. We will calculate the new withdrawal amount.
For all Contracts except Accumulator® SelectSM, substantially equal withdrawals that we calculate for you are not subject to a Withdrawal Charge, except to the extent that, when added to a partial withdrawal previously taken in the same Contract Year, the substantially equal withdrawal exceeds the free withdrawal amount (see “10% Free Withdrawal Amount” in “CHARGES AND FEES”).
If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit.
Lifetime Required Minimum Distribution (“RMD”) Withdrawals (Rollover IRA, Flexible Premium IRA and Rollover 403(b) Contracts only — See “FEDERAL TAX CONSIDERATIONS” for more information.)
We offer our automatic required minimum distribution (“RMD”) service to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a Withdrawal Charge may apply (if applicable under your Contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected an optional benefit with a Roll-up Benefit Base, and amounts withdrawn from the Contract to meet RMDs exceed your Roll-up rate multiplied by your guaranteed benefit base as of your most recent Contract Date Anniversary, your benefit base will be reduced on a pro rata basis and could result in a guaranteed benefit base reduction that is greater than the withdrawal amount. If you are over age 85, your enhanced death benefit bases will no longer be eligible to increase. Any withdrawals after your 85th birthday will permanently reduce the value of your benefit. See “How Withdrawals affect your GMIB and GMDB” in “WITHDRAWALS.”
Also, the actuarial present value of additional Contract benefits must be added to the Account Value in calculating RMD withdrawals from 403(b) and IRA Contracts, which could increase the amount required to be withdrawn. Please refer to ‘‘FEDERAL TAX CONSIDERATIONS.”
The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See “Required minimum distributions” in “FEDERAL TAX CONSIDERATIONS” for your specific type of retirement arrangement.
See “Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), and IRAs) in “FEDERAL TAX CONSIDERATIONS.” for a discussion of the “applicable age” by which RMDs must begin. We will send a form outlining the distribution options available in the year you reach the “applicable age” if you have not begun your annuity payments before that time.
We do not impose a Withdrawal Charge on RMD withdrawals taken through our automatic RMD service except if, when added to a partial withdrawal previously taken in the same Contract Year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount. Please note that Withdrawal Charges do not apply to Accumulator® SelectSM Contracts.
Under Rollover 403(b) Contracts, you may not elect our automatic RMD service if a loan is outstanding.
For Contracts with GMIB. Cumulative withdrawals, including RMD payments using our automatic RMD service, will reduce your GMIB benefit base on a pro rata basis. See “How Withdrawals Affect Your GMIB and GMDB” in “WITHDRAWALS.”
Owners of IRA and 403(b) Contracts generally should not reset the Roll-up Benefit Base if lifetime RMDs must begin before the end of the new exercise waiting period. See “OPTIONAL LIVING BENEFITS.”

Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows you to take a loan from your Account Value.
Standard Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	Only available under Rollover 403(b) Contracts with employer or plan approvalNot available with automatic RMD serviceSubject to minimum and maximum restrictions
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]
Loans under Rollover 403(b) Contracts
Loans under a Rollover 403(b) Contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our automatic RMD service.
Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.
A loan will not be treated as a taxable distribution unless:
•	It exceeds limits of federal income tax rules;
•	Interest and principal are not paid when due; or
•	In some instances, service with the employer terminates.
Taking a loan in excess of the Tax Code limits may result in adverse tax consequences.
Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan.
We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is the lowest of:
•	The greater of
○	50% of your Cash Value, less any outstanding loan balance; or
○	$10,000 less any outstanding loan balance;
•	$50,000 less the highest outstanding loan balance in the last 12 months; or
•	The greater of:
○	90% of your Cash Value; or
○	Your Cash Value less $2,500.
The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term may be up to 15 years. The term may not extend beyond the earliest of:
•	The date annuity payments begin;
•	The date the Contract terminates; and
•	The date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).
A loan request under your Rollover 403(b) Contract will be processed on the Business Day on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate is currently set at 6%. Please see “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” for any state rules that may affect loans from a 403(b) Contract.
Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.
Loan reserve account. On the date your loan is processed, we will transfer the amount of your loan to the “loan reserve account.” Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the Subaccounts and the Guaranteed Interest Option. If those amounts are insufficient, we will deduct all or a portion of the loan from the Account for Special DCA (for Accumulator® and Accumulator® EliteSM Contracts only). Amounts held in the loan reserve account do not participate in the investment experience of the Subaccounts or any other investment option under the Contract and, therefore, may affect your Account Value and death benefit whether or not the loan is repaid.
For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator® PlusSM Contracts, loan repayments are not considered contributions and therefore, are not eligible for additional Credits.
If you elected a guaranteed benefit that provides a 6% roll-up, a loan will effectively reduce the growth rate of your guaranteed benefits because the Roll-up to Age 85 benefit base rolls up at 3% with respect to amounts allocated to the loan reserve account. For more information, see “Death Benefit Options” in “DEATH BENEFITS” and “Calculating Your Roll-up Benefit Base Following a Transfer” in “TRANSFERS AMONG YOUR INVESTMENT OPTIONS.”
Repayment. You are required to establish a repayment schedule when initiating a loan. Repayment terms may vary but will end at the end of the term of the loan. When you initiate a loan, a repayment amount is determined and you choose whether to repay the loan over the term on a monthly or quarterly basis. Once chosen, your repayment term and frequency cannot be changed. You may always pay more than the agreed upon repayment amount, and you may pay off the loan before the end of its term.
Loan repayments received will reduce the outstanding loan balance and such amounts, net of loan interest, will be transferred on a pro rata basis from the loan reserve account to the investment options in which your Account Value is then allocated.
Past Due Loans. A loan will become past due when a scheduled payment has not been received. Any loan payments made on a past due loan will apply to the oldest delinquent payment first for the purposes of avoiding defaulting on the loan. Any amount past due for more than three months will cause the loan to be in default.
Defaulted Loans. When a loan is in default the outstanding loan amount, including accrued interest, is treated as a normal disbursement for tax purposes and will be reported as a taxable distribution to the IRS. The distribution may be subject to tax penalties under Tax Code. If you have defaulted on a loan, interest will continue to accumulate on the balance until the loan is paid or you have a distributable event. Additionally, certain other tax rules apply to distributions from the Contract. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts” for additional information.
Withdrawals to Repay a Loan. You may take a withdrawal from your Contract to make a loan payment or repay a loan that is in default, but any such withdrawal will be subject to the normal consequences of a withdrawal, including possible Withdrawal Charges. We cannot apply any amount withdrawn directly to a loan repayment. Rather, you will need to take the withdrawal and return the loan payment to us with a personal check or in another accepted method of payment.

Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes. The Contract is subject to the risk of loss. You could lose some or all of your Account Value. For additional information about the risk of loss see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT“ in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT“ in the Prospectus

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	The Contract is Not a Short-Term Investment. The Contract is not appropriate if you need ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. Withdrawal Charges may apply for up to eight years after each contribution. They will reduce the value of your Contract if you withdraw money from or surrender your Contract during that time. The benefits of tax deferral and the optional living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds). Each investment option, including the Guaranteed Interest Option, has its own unique risks. You should review the investment options available under the Contract, including the Fund prospectuses, before making an investment decision.
For additional information about the risks associated with the investment options available under the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “The Guaranteed Interest Option” in “AVAILABLE INVESTMENT OPTIONS“ and “APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT“ in the Prospectus.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to risks related to the Company. The Company is solely responsible to the Contract Owner for the Contract’s Account Value and the guaranteed benefits. The general obligations, including the Guaranteed Interest Option and any guaranteed benefits under the Contract are supported by our general account and are subject to our claims paying ability. A Contract Owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, is available upon request by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.
For additional information about insurance company risks see “About Our General Account” in “OTHER INFORMATION“ in the Prospectus.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to:Close or remove subaccounts to future investment and to substitute Subaccounts that are currently available under the Contract. See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information;Suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy. See “TRANSFERS AMONG YOUR INVESTMENT OPTIONS - Excessive Trading Policy” for more information; andIncrease current charges for certain living benefits, but not above the guaranteed maximum charges allowed. See “CHARGES AND FEES” and “OPTIONAL LIVING BENEFITS” for more information.
Risk of Poor Investment Performance_ [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Poor Investment Performance. You should regularly evaluate the Contract’s long-term investment potential and risks. For amounts you allocate to the Subaccounts of the Separate Account:Your values will fluctuate with the markets, interest rates and the performance of the underlying Funds;You assume the risk that your values may decline or not perform to your expectations;Each Fund has various investment risks, and some options are riskier than others;There is no assurance that any of the Funds will achieve its stated investment objective;The particular risks associated with each Fund are detailed in the Fund’s prospectus;You should read each Fund’s prospectus and understand the risks associated with it before allocating Account Value to its corresponding Subaccount; andIf you request a full surrender or apply your entire Account Value to a non-life contingent annuity payout option, the applicable Withdrawal Charge percentage will be applied to the total amount of each contribution subject to a Withdrawal Charge, even if your Account Value is less than the sum of your contributions because of poor investment performance and/or fees and charges. The Withdrawal Charge assessed may be greater than the amount that would be assessed if the Withdrawal Charge percentage was applied only to the amount actually surrendered or annuitized.For amounts you allocate to the Guaranteed Interest Option or Account for Special DCA:Interest rates we declare will change over time to reflect then current market conditions; andYou assume the risk that interest rates for the specified periods in the future may be less than current interest rates for the same or similar periods.You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate given your financial goals, investment time horizon and risk tolerance.
Insurance Company and Business Continuity Risk_ [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company and Business Continuity Risk. All obligations, guarantees, and benefits of the Contract including those associated with the Guaranteed Interest Option, are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength, is available on request by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800-366-0066.All businesses are subject to potential business disruption because of, among other things, power outages, weather related events, natural disasters and public health and safety concerns, including those associated with pandemics. To help prepare for these types of events, the Company has adopted a comprehensive approach to planning for possible disruptions to its critical business operations that allows it to quickly react in the event of a crisis or other major event. This approach includes crisis management, business continuity, business impact, disaster recovery and crisis communication elements that are regularly monitored and tested so as to reduce the risk that our business operations are materially disrupted for a significant period of time.
Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risks. Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service attacks on websites, and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.
Possible Adverse Tax Consequences_ [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract you own – non-qualified, traditional IRA, Roth IRA or Qualified Contract. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign, or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.Withdrawals are generally subject to income tax, and may be subject to an additional tax if taken before age 59½.
Accumulator PlusSM Contracts_ [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Accumulator® PlusSM Contracts. The fees and charges for Accumulator® PlusSM Contracts are higher than for other Accumulator® Contracts and the amount of the Credit may be more than offset by these higher fees and charges. Credits may be recaptured upon annuitization and death. Because the exact dollar amount of the Credits is recaptured in these circumstances, you will retain any gains or losses attributable to the investment experience of the recaptured Credits while they were allocated to your Contract. Withdrawals taken during the first EFLIC Contract Year may limit Credits for additional contributions. We may limit or stop accepting contributions, which means that you may no longer receive additional Credits but you will still be subject to the higher fees and charges for the Accumulator® PlusSM Contract. Additionally, except to the extent they increase your Account Value, Credits are not included when calculating any of your benefit bases under the optional benefits. See “Credits” in “THE ANNUITY CONTRACT“ for more information.
Contract Benefit Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefit Risk. We may limit or stop accepting contributions and transfers to the Subaccounts which means that you may no longer increase your Account Value and the benefit bases associated with your guaranteed benefits through contributions and transfers. Withdrawals may terminate or significantly reduce the value of your optional benefits.If you elected the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 enhanced death benefit and you choose to invest in the investment options with a lower Roll-up rate, you will still be subject to the same charge for the benefit that you would be subject to if you invested exclusively in the investment options with a higher Roll-up rate despite receiving a lower Roll-up rate for your investment in the investment options with a lower Roll-up rate. See “Calculating Your Roll-up Benefit Base Following a Transfer” in ”TRANSFERS AMONG YOUR INVESTMENT OPTIONS.”Subaccount selection and withdrawals can impact and reduce the death benefits and living benefits available under the Contract. See “BENEFITS AVAILABLE UNDER THE CONTRACT,” and for more details about each benefit, please see the corresponding section in this prospectus.
Accumulator [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,427
Surrender Expense, 3 Years, Maximum [Dollars]	19,585
Surrender Expense, 5 Years, Maximum [Dollars]	28,167
Surrender Expense, 10 Years, Maximum [Dollars]	49,137
No Surrender Expense, 1 Year, Maximum [Dollars]	4,427
No Surrender Expense, 3 Years, Maximum [Dollars]	13,585
No Surrender Expense, 5 Years, Maximum [Dollars]	23,167
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 49,137
Accumulator [Member] | Net Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Accumulator [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued before January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Accumulator [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued on or after January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator [Member] | GMDB - Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Accumulator [Member] | Earnings Enhancement Benefit (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Accumulator [Member] | Guaranteed Minimum Income Benefit (GMIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator [Member] | Express Mail Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90
Accumulator [Member] | Wire Transfer Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	35
Accumulator [Member] | Duplicate Contract Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35
Accumulator PlusSM [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | Years	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,676
Surrender Expense, 3 Years, Maximum [Dollars]	21,312
Surrender Expense, 5 Years, Maximum [Dollars]	30,341
Surrender Expense, 10 Years, Maximum [Dollars]	51,276
No Surrender Expense, 1 Year, Maximum [Dollars]	4,676
No Surrender Expense, 3 Years, Maximum [Dollars]	14,312
No Surrender Expense, 5 Years, Maximum [Dollars]	24,341
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 51,276
Accumulator PlusSM [Member] | Net Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Accumulator PlusSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued before January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Accumulator PlusSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued on or after January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator PlusSM [Member] | GMDB - Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Accumulator PlusSM [Member] | Earnings Enhancement Benefit (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Accumulator PlusSM [Member] | Guaranteed Minimum Income Benefit (GMIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator PlusSM [Member] | Express Mail Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90
Accumulator PlusSM [Member] | Wire Transfer Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	35
Accumulator PlusSM [Member] | Duplicate Contract Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35
Accumulator EliteSM [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | Years	4
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,776
Surrender Expense, 3 Years, Maximum [Dollars]	20,602
Surrender Expense, 5 Years, Maximum [Dollars]	24,807
Surrender Expense, 10 Years, Maximum [Dollars]	52,116
No Surrender Expense, 1 Year, Maximum [Dollars]	4,776
No Surrender Expense, 3 Years, Maximum [Dollars]	14,602
No Surrender Expense, 5 Years, Maximum [Dollars]	24,807
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,116
Accumulator EliteSM [Member] | Net Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Accumulator EliteSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued before January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Accumulator EliteSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued on or after January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator EliteSM [Member] | GMDB - Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Accumulator EliteSM [Member] | Earnings Enhancement Benefit (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Accumulator EliteSM [Member] | Guaranteed Minimum Income Benefit (GMIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator EliteSM [Member] | Express Mail Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90
Accumulator EliteSM [Member] | Wire Transfer Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	35
Accumulator EliteSM [Member] | Duplicate Contract Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	35
Accumulator SelectSM [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,826
Surrender Expense, 3 Years, Maximum [Dollars]	14,746
Surrender Expense, 5 Years, Maximum [Dollars]	25,039
Surrender Expense, 10 Years, Maximum [Dollars]	52,533
No Surrender Expense, 1 Year, Maximum [Dollars]	4,826
No Surrender Expense, 3 Years, Maximum [Dollars]	14,746
No Surrender Expense, 5 Years, Maximum [Dollars]	25,039
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 52,533
Accumulator SelectSM [Member] | Net Loans [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%
Accumulator SelectSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued before January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Accumulator SelectSM [Member] | GMDB - Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 (For Contracts issued on or after January 16, 2007) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator SelectSM [Member] | GMDB - Annual Ratchet to Age 85 [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Accumulator SelectSM [Member] | Earnings Enhancement Benefit (EEB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Accumulator SelectSM [Member] | Guaranteed Minimum Income Benefit (GMIB) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.65%
Accumulator SelectSM [Member] | Express Mail Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90
Accumulator SelectSM [Member] | Wire Transfer Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	35
Accumulator SelectSM [Member] | Duplicate Contract Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 35

[1]
1	The Annual Administrative Charge is deducted from your Account Value on each Contract Date Anniversary. If the Contract is surrendered or annuitized or a death benefit is paid on any date other than the Contract Date Anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your Account Value on a Contract Date Anniversary is $50,000 or more there is no charge. During the first two Contract Years this charge, if applicable, is equal to the lesser of $30 or 2% of your Account Value. Thereafter, the charge, if applicable, is $30 for each Contract Year.

[2]
*	These are the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements. Please note that the Fund fees shown in APPENDIX A are after (net of) any expense reimbursements or fee waiver arrangements.

[3]
2	Deducted annually on each Contract Date Anniversary for which the benefit is in effect. If the Contract is surrendered or annuitized or a death benefit is paid on any date other than the Contract Date Anniversary, we will deduct a pro rata portion of the charge for that year.

[4]
2	The Express Mail Charge is currently $20. The Wire Transfer Charge is currently waived. The Duplicate Contract Charge is currently waived. We may increase these charges up to the maximum shown and/or discontinue the waivers at any time, with or without notice.

[5]
3	The benefit base is not an Account Value or Cash Value. If you elected the GMIB and/or the GMDB when you purchased your EFLIC Contract, your initial benefit base was equal to your initial contributions to your EFLIC Contract. For Accumulator® PlusSM Contracts, your initial benefit base did not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or Account Value. See “Death Benefit Options” in “DEATH BENEFITS“ and “Guaranteed Minimum Income Benefit (“GMIB”)” in “OPTIONAL LIVING BENEFITS.“

[6]
4	This charge may also be lower based on the state where you purchased your EFLIC Contract. Please see “APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS” and “APPENDIX F - CONTRACT VARIATIONS” for more information on the charge applicable under your Contract. If applicable, check your Contract for the Greater of 6% Roll-up to Age 85 or Annual Ratchet to Age 85 charge that applies to Your Contract.

[7]
5	The net loan interest charge is the difference between the rate of interest we charge you for a loan and the rate of interest we credit on the amount in your loan reserve account. In no event will the net loan interest charge exceed 2.00%. See “Loans under Rollover 403(b) Contracts” in “OTHER BENEFITS” for more information on how the loan interest is calculated and for restrictions that may apply.

[8]
1	Deducted upon surrender, annuitization under a non-life contingent annuity payout option, or a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable. The Withdrawal Charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates. For each contribution, we consider the Contract Year in which the contribution is received as “year 1.” See “Charges and Fees – Withdrawal Charge” for additional information.

[9]
1	The first Example reflects the assessment of Withdrawal Charges (if applicable) calculated based on the time of investment in the Contract. However, the time your contributions were invested in the EFLIC Contract is taken into account for purposes of determining whether a Withdrawal Charge applies to those contributions under the Contract. If you elect to exchange your EFLIC Contract for the Contract, and at the time of the exchange no Withdrawal Charges applied to the contributions under your EFLIC Contract, no Withdrawal Charges would apply to those contributions under the Contract.

[10]
*	The interest charge is the difference between the rate of interest we charge you for a loan and the rate of interest we credit the amount in your loan reserve account. In no event will the net loan interest charge exceed 2.00%.

[11]
1	Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.